UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23055

USCA All Terrain Fund
(Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE  19801
(Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2019

Item 1. Reports to Stockholders.

USCA All Terrain Fund

Semi-Annual Report
September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. The Fund currently anticipates that the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can call 1-(844) 877-4539 (USSHLDX) or send an email request to SHLDX@uscallc.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

USCA All Terrain Fund
Table of Contents

USCA All Terrain Fund

Investment Strategy Allocation
September 30, 2019 (Unaudited)
(expressed as a percentage of net asset value)

Multi-Strategy
19.03%
Long Equity - Domestic
15.29%
Long Equity - Global
14.45%
Long/Short Equity
13.89%
Long/Short Fixed Income
7.86%
Event Driven
6.67%
Global Macro
6.05%
Long Equity - International
5.52%
Managed Futures
5.19%
Equity Hedge
1.81%

Please see Schedule of Investments for a detailed listing of the Fund’s holdings.

USCA All Terrain Fund

Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK - 4.96%[a]
Chemical Companies - 0.26%
Corteva, Inc.	966	$27,048
DOW, Inc.	633	30,162
Dupont De Nemours, Inc.	366	26,099
Nutrien LTD[b]	1,220	60,854
		144,163
Communication Services - 0.17%
CenturyLink, Inc.	2,200	27,456
Comcast Corporation	1,400	63,112
		90,568
Consumer Staples - 0.18%
Molson Coors Brewing Company	1,000	57,500
Mondēlez International, Inc.	700	38,724
		96,224
Consumer Product and Distribution Companies - 0.48%
Kimberly-Clark Corporation	200	28,410
Kontoor Brands, Inc.	700	24,570
PepsiCo, Inc.	300	41,130
Target Corp	800	85,528
Wal-Mart Stores Inc.	700	83,076
		262,714
Energy and Utility Companies - 0.56%
BP p.l.c. ADR	700	26,593
Chevron Corporation	600	71,160
ConocoPhillips	900	51,282
Helmerich & Payne, Inc.	900	36,063
Phillips 66	700	71,680
Schlumberger N.V.	1,500	51,255
		308,033
Financial Services - 0.97%
American International Group	2,000	111,400
Ameriprise Financial, Inc.	300	44,130
BOK Financial Corporation	500	39,575
Citigroup Global Markets Holdings Inc.	1,400	96,712
Fidelity National Financial, Inc.	600	26,646
MetLife, Inc.	1,600	75,456
Morgan Stanley	1,000	42,670
Prosperity Bancshares Inc.	800	56,504
U.S. Bancorp	700	38,738
		531,831
Health Care and Related Companies - 0.57%
AbbVie Inc.	700	53,004
Amgen Inc.	300	58,053
AstraZeneca plc ADR	1,000	44,570

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (Continued)
September 30, 2019 (Unaudited)

	Shares	Value
Health Care and Related Companies - (continued) - 0.57%
Cardinal Health, Inc.	600	$28,314
CVS Health Corporation	400	25,228
Gilead Sciences, Inc.	800	50,704
Medtronic Public Limited Company[b]	500	54,310
		314,183
Industrials - 0.18%
Cummins Inc.	600	97,602

Logistics and Transportation - 0.13%
Seaspan Corporation[b]	1,900	20,197
Union Pacific Corporation	300	48,594
		68,791
Manufacturing Companies - 0.32%
Eaton Corporation	600	49,890
Johnson Controls International PLC	1,200	52,668
Lear Corporation	600	70,740
		173,298
Media, Communications and Entertainment - 0.15%
Verizon Communications Inc.	1,400	84,504

Paper Products - 0.06%
Packaging Corporation of America	300	31,830

Real Estate Investment Trusts - 0.21%
Brookfield Property REIT Inc.	2,100	42,819
VEREIT, Inc.	4,500	44,010
Weyerhaeuser Company	1,000	27,700
		114,529
Technology Companies and Services - 0.62%
Cisco Systems, Inc.	1,900	93,879
HP Inc.	1,300	24,596
Intel Corporation	1,100	56,683
Koninklijke Philips N.V. ADR	1,600	73,808
NetApp, Inc.	800	42,008
TE Connectivity LTD.[b]	500	46,590
		337,564
Utilities - 0.10%
Dominion Energy, Inc.	700	56,728

TOTAL COMMON STOCK (Cost $2,465,740)		$2,594,763

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (Continued)
September 30, 2019 (Unaudited)

	Shares	Value

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 20.50%[a]
Long Equity - Domestic - 10.33%
Bridgeway Ultra Small Company Fund	51,024	$1,186,319
Gabelli Small Cap Growth Fund - Institutional Class	19,394	1,072,267
LKCM Equity Fund - Institutional Class	79,844	2,230,846
Nationwide Geneva Mid Cap Growth Fund - Class R6	50,228	1,154,245
		5,643,677
Long Equity - Global - 4.66%
First Eagle Global Fund - Institutional Class	43,256	2,544,315

Long Equity - International - 5.51%
AllianzGI NFJ International Value Fund - Institutional Class	58,266	1,046,457
Brandes International Equity Fund - Institutional Class	122,421	1,967,309
		3,013,766

TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
(Cost $10,878,206)		$11,201,758

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (Continued)
September 30, 2019 (Unaudited)

	Cost	Value	Next Available Redemption Date[d]	Frequency of Redemptions	Redemption Notification Period (Days)
INVESTMENTS IN PRIVATE INVESTMENT COMPANIESd - 70.29%[a]
Event Driven - 6.67%
Black Diamond Arbitrage Partners, L.P. - Series A	$3,137,819	$3,451,702	11/30/2019	Monthly	45
Perry Partners L.P. - Class Cd	373,289	190,562	n/a	Illiquid	n/a
		3,642,264
Equity Hedge - 1.81%
KG Investments Fund LLC	1,000,000	989,522	6/30/2020	Quarterly	90

Global Equity - 9.78%
WMQS Global Equity Active Extension Onshore Fund LP	5,000,000	5,241,809	10/31/2019	Monthly	30
WMQS Global Equity Active Extension Onshore Fund LP - Class B	100,000	104,639	10/31/2019	Monthly	30
		5,346,448
Global Macro - 6.05%
Brevan Howard L.P.	2,445,000	2,800,322	12/31/2019	Monthly	90
Brevan Howard L.P. - Series I	200,000	213,478	12/31/2019	Monthly	90
Brevan Howard L.P. - Series W	200,000	289,671	12/31/2019	Monthly	90
		3,303,471
Long/Short Equity - 13.89%
Corsair Capital Partners, L.P. - Class A	2,483,000	2,855,501	12/31/2019	Quarterly	60
Greenlight Masters Qualified, L.P. - Series B	4,230,000	4,734,442	12/31/2019	Semi-Annually	90
		7,589,943
Long/Short Fixed Income - 7.87%
York Global Credit Income Fund, L.P.	3,493,000	4,302,966	12/31/2019	Quarterly	90

Managed Futures - 5.19%
The Winton Fund (US) L.P.	900,000	1,000,820	10/31/2019	Monthly	30
The Winton Trend Fund (US) L.P.	1,696,000	1,832,916	10/04/2019	Weekly	2
		2,833,736
Multi-Strategy - 19.03%
Blue Mountain Credit Alternatives Fund L.P. - Class S	2,670,000	2,550,309	n/a	Illiquid	n/a
Double Black Diamond, L.P. - Series D	1,647,181	1,735,700	12/31/2019	Quarterly	60
Millennium USA LP	5,000,000	6,113,005	12/31/2019	Quarterly	90
		10,399,014

TOTAL INVESTMENTS IN PRIVATE INVESTMENT COMPANIES
(Cost $34,575,289)		$38,407,364

SHORT TERM INVESTMENT - 5.99%[a]	Shares

AIM Short-Term Treasury Portfolio Fund - Institutional
Class, 1.79%[f]	3,272,367	3,272,367
TOTAL SHORT TERM INVESTMENT (Cost $3,272,367)		$3,272,367

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (Continued)
September 30, 2019 (Unaudited)

Value
Total Investments (Cost $51,191,602) - 101.74%[a]	$55,476,252
Other Liabilities in Excess of Assets - (1.74%)[a]	(951,807)
TOTAL NET ASSETS - 100.00%[a]	$54,524,445

Footnotes

ADR - American Depositary Receipt.

[a]	Percentages are stated as a percent of net assets.
[b]	Foreign issued security.
[c]

Investments in private investment companies may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after September 30, 2019 that redemption from all or a portion of a tranche is available without fees (redemptions may be available sooner with the incurrence of a penalty). Other tranches may have an available redemption date that is after the Next Available Redemption Date. Further, the private investment company's advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.

[d]

Private investment portfolio holdings detailed in the Schedule of Investments represent management's best estimate of the fair market value of each private investment's portfolio holdings as of September 30, 2019.

[e]	Currently in liquidation. Receiving proceeds as liquidated.
[f]	Rate reported is the 7-day current yield as of September 30, 2019.

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Statement of Assets & Liabilities
September 30, 2019 (Unaudited)

Assets
Investments, at fair value (cost $51,191,601)	$55,594,051
Dividend and interest receivable	8,997
Prepaid expenses	10,212
Total Assets	55,613,260

Liabilities
Investment advisory fee payable (Note 4)	68,971
Sub-advisory fee payable (Note 4)	2,590
Payable to Trustees	3,750
Redemptions payable	811,869
Accrued expenses and other liabilities	83,836
Total Liabilities	971,016

Net Assets	$54,642,244

Net Assets Consist of:
Paid in capital	$50,093,317
Total Distributable Earnings	4,548,927
Net Assets	$54,642,244
51,391.70 shares of beneficial interests outstanding
Net Asset Value per Share	$1,063.25

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Statement of Operations
For the Period Ended September 30, 2019 (Unaudited)

Investment Income
Dividend income (Net of foreign taxes withheld of $524)	$115,458
Interest income	39,150
Total Investment Income	154,608

Expenses
Investment advisory fees (Note 4)	206,459
Portfolio accounting and administration fees	44,565
Legal fees	20,000
Transfer agent fees and expenses	19,500
Audit and tax return	16,575
Tax expense	12,500
Registration fees	12,714
Sub-advisory fees (Note 4)	7,731
Trustees' fees	7,500
Custody fees	4,786
Insurance expense	4,756
Other expenses	1,728
Total Expenses	358,814
Net Expenses	358,814
Net Investment Loss	(204,206)
Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on sale of investments	(37,637)
Net realized loss	(37,637)
Net change in unrealized appreciation on investments	1,103,252
Net gain from Investments	1,065,615
Net Increase in Net Assets Resulting from Operations	$861,409

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund

Statement of Changes in Net Assets

	Period From April 1, 2019 to September 30, 2019	For the Year Ended March 31, 2019
	(Unaudited)
Change in Net Assets Resulting from Operations
Net investment loss	$(204,206)	$(349,052)
Net realized gain/(loss) on sale of investments	(37,637)	1,315,145
Net change in unrealized appreciation (depreciation) on investments	1,103,252	(575,627)
Net Increase in Net Assets Resulting from Operations	861,409	390,466
Change in Net Assets Resulting from Capital Transactions
Proceeds from shares sold	1,220,042	1,550,000
Payments for shares redeemed	(1,330,279)	(3,559,410)
Net Decrease in Net Assets Resulting from Capital Transactions	(110,237)	(2,009,410)

Net Increase/(Decrease) in Net Assets	751,172	(1,618,944)
Net Assets, Beginning of Period	53,891,072	55,510,016
Net Assets, End of Period	$54,642,244	$53,891,072

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund

Statement of Cash Flows

For the Period Ended September 30, 2019 (Unaudited)

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$861,409
Net realized loss on sale of investments	37,637
Net change in unrealized appreciation on investments	(1,103,252)
Net decrease in receivable for investments sold	225,618
Net decrease in dividend and interest receivable	6,482
Net increase in prepaid expenses	(7,911)
Net increase in investment advisory fee payable	34,444
Net increase in investment sub-advisory fee payable	56
Net decrease in payable for investments purchased	(19,444)
Net increase in accrued expenses and other liabilities	28,347
Purchases of investment securities	(1,616,065)
Sales of investment securities	513,012
Purchases of short term investments, net	1,880,277
Net cash provided by operating activities	840,610

Cash Flows from Financing Activities
Proceeds from subscriptions	1,220,042
Distributions for redemptions	(2,060,652)
Net cash used in financing activities	(840,610)

Net Increase in Cash	—
Cash - Beginning of Period	—
Cash - End of Period	$—

Supplemental disclosure of cash flow information

At September 30, 2019, a redemption of $811,869 was payable to shareholders.

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund

Financial Highlights

	Period from April 1, 2019 to September 30, 2019		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	Period from July 1, 2015(1) to March 31, 2016
	(Unaudited)
Per Share Operating Performance
Beginning net asset value	$1,046.82		$1,039.75	$998.78	$915.37	$1,000.00

Loss From Investment Operations
Net investment loss(2)	(3.95)		(6.67)	(8.79)	(9.26)	(9.31)
Net gain from investments	20.38		13.74	49.76	92.67	(75.32)

Total from Investment Operations	16.43		7.07	40.97	83.41	(84.63)

Ending Net Asset Value	$1,063.25		$1,046.82	$1,039.75	$998.78	$915.37

Total return	1.57%	(3)	0.68%	4.10%	9.11%	(8.46)%	(3)

Supplemental Data and Ratios
Net assets, end of period	$54,642,244		$53,891,072	$55,510,016	$53,323,837	$46,769,559
Ratio of expenses to weighted average net assets	1.31%	(4)	1.25%	1.33%	1.54%	1.86%	(4)
before (waiver) recoupment(5)
Ratio of expenses to weighted average net assets	1.31%	(4)	1.25%	1.33%	1.58%	1.80%	(4)
after (waiver) recoupment(5)
Ratio of net investment loss to weighted average net assets
before (waiver) recoupment(5)	(0.74)%	(4)	(0.64)%	(0.86)%	(0.93)%	(1.39)%	(4)
Ratio of net investment loss to weighted average net assets
after (waiver) recoupment(5)	(0.74)%	(4)	(0.64)%	(0.86)%	(0.97)%	(1.33)%	(4)
Portfolio turnover rate	(0.99)%	(3)	22.02%	11.46%	12.60%	9.12%	(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Ratios do not reflect the Fund’s proportionate share of the income and expenses including performance fees/allocations, of the underlying Funds.

The accompanying Notes to Financial Statements are an integral part of these statements.

1.	Organization

The USCA All Terrain Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on January 13, 2015, and commenced operations on July 1, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, management investment company. Shares will be sold only to eligible investors, that is those that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Fund’s investment objective is to seek long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. The Fund is non-diversified and pursues its investment objective using a multi-manager, fund-of-funds approach by investing predominantly in non-affiliated collective investment vehicles, including privately-offered investment funds commonly known as “hedge funds” and publicly traded funds, including exchange-traded funds and mutual funds (“Underlying Funds”).

The Fund is managed by USCA Asset Management LLC (the “Advisor” or “USCA”). The Advisor is an investment adviser registered with the Securities and Exchange Commission (“SEC”).

Underlying Funds are managed by other advisors (the “Underlying Fund Managers”) that invest in or trade in a range of investments that is without limit, but may include equities and fixed income securities, currencies, derivative instruments, and commodities. Underlying Funds may employ leverage and hedging strategies as well as pay their Underlying Fund Managers performance fees.

During the period ended September 30, 2019, the Advisor and the Fund had engaged SKBA Capital Management, LLC (“SKBA Capital”) as a sub-advisor to the Fund. SKBA Capital invests according to a value-oriented investment strategy and seeks to achieve long-term capital appreciation by investing in undervalued equity securities.

The Fund has a Board of Trustees (the “Board” or “Trustees”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations.

2.	Significant Accounting Policies

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies the specialized accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services –Investment Companies, including Accounting Standards Update (“ASU”) No. 2013-08. The functional and reporting currency of the Fund is the U.S. dollar. Following are the significant accounting policies adopted by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Fund Expenses

The Fund bears its own operating expenses subject to an expense limitation and reimbursement agreement discussed in Note 4. These operating expenses include, but are not limited to: all investment-related expenses, advisory and sub-advisory fees, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board, and all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders. The Fund indirectly bears its portion of the expenses of the Underlying Funds. Therefore, the Underlying Fund’s expenses are not included in the Fund’s Statement of Operations or Financial Highlights.

C. Investment Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Realized gains and losses on Underlying Funds are recognized at the time of full redemption of the position. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

D. Investments in Underlying Funds

In accordance with the terms of the Fund’s Private Offering Memorandum the investments in the Underlying Funds are valued at their fair value.

The Fund has the ability to liquidate its investments periodically, ranging from monthly to annually, depending on the provisions of the respective Underlying Fund agreements. Generally, the Underlying Fund Managers have the ability to suspend redemptions.

Underlying Funds receive fees for their services. The fees include management and incentive fees or allocations based upon the net asset value (“NAV”) of the Fund’s investment in the Underlying Fund. Generally, fees payable to an Underlying Fund are estimated to range from 0% to 2.20% (annualized) of the average NAV of the Fund’s investment in an Underlying Fund. In addition, certain Underlying Funds charge an incentive allocation or fee which can range up to 20% of an Underlying Fund’s net profits. The impact of these fees are reflected in the Fund’s performance, but are not operational expenses of the Fund. Incentive fees may be subject to certain threshold rates.

The Underlying Funds in which the Fund invests utilize a variety of financial instruments in their trading strategies, including equity and debt securities, options, futures, and swap contracts. Several of these financial instruments contain varying degrees of off-balance sheet risk, whereby changes in fair value of the securities underlying the financial instruments may be in excess of the amounts recorded on each of the Underlying Fund’s balance sheets. In addition, the Underlying Funds may sell securities short whereby a liability is created to repurchase the security at prevailing prices. Such Underlying Funds’ ultimate obligations to satisfy the sale of securities sold short may exceed the amount recognized on their balance sheets. However, due to the nature of the Fund’s interest in the Underlying Funds, such risks are limited to the Fund’s invested amount in each Underlying Fund.

E. Investment Valuation

In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations, if available. Because market quotations are not typically readily available for the majority of the Fund’s securities, they are valued at fair value as determined by the Board. The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to a fair value team of one or more representatives of the Advisor, U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services (the “Administrator”) and an officer of the Fund (the “Valuation Committee”). Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the fair value team may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security, and the recommendation of an Underlying Fund Manager. The team may also enlist third-party consultants, such as an audit firm or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value.

Non-dollar-denominated securities, if any, are valued as of the close of the New York Stock Exchange (“NYSE”) at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash and other assets, including dividends and interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

 For purposes of determining the NAV of the Fund, readily marketable portfolio securities listed on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price. If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

All equity securities that are not traded on a listed national exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. In the event such market quotations are not readily available, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Fund Managers. The Fund values interests in the Underlying Funds at fair value, using the net NAV or pro rata interest in the members’ capital of the Underlying Funds as a practical expedient, as provided by the investment managers of such Underlying Funds. Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and will be valued by the Underlying Fund Managers at fair value in accordance with procedures adopted by the Underlying Funds. In this regard, an Underlying Fund Manager may face a conflict of interest in valuing the securities, as their value will affect the Underlying Fund Manager’s compensation. Although the Advisor will review the valuation procedures used by all Underlying Fund Managers, the Advisor will not be able to confirm the accuracy of valuations provided by the Underlying Fund Manager and valuations provided by the Underlying Fund Manager generally will be conclusive with respect to the Fund. In addition, the net asset values or other valuation information received by the Fund from an Underlying Fund and used in calculating the Fund’s net asset value will include estimates that may be subject to later adjustment or revision by the Underlying Fund Manager. Any such adjustment or revision will either increase or decrease the NAV of the Fund at the time that the Fund is provided with information regarding the adjustment. The Fund does not expect to restate its previous NAVs to reflect an adjustment or revision by an Underlying Fund. In the unlikely event that an Underlying Fund does not report a fiscal period end value to the Fund on a timely basis, the Fund would determine the fair value of the Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, those companies’ NAVs are calculated based upon the net asset values of their investments, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

F. Cash and Cash Equivalents

Cash and cash equivalents include liquid investments of sufficient credit quality with original maturities of three months or less from the date of purchase.

G. Income Taxes

The Fund’s tax year end is December 31. The Fund is treated as a partnership for federal income tax purposes. The Fund has no present intention of making periodic distributions of net income or gains, if any, to investors. Each shareholder is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements. The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions when the positions are more likely than not to be sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual.

H. Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

I. New Accounting Pronouncements

In August 2018, FASB issued ASU No. 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

J. New Rule Issuances

In August 2018, the SEC issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) were amended to require presentation of the total, rather than the components of net assets, of distributable earnings on the balance sheet. Consistent with GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income. Instead, consistent with GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The requirements of the Final Rule Release were effective November 5, 2018 and the Fund’s Statement of Assets and Liabilities and the Statements of Changes in Net Assets for the current and prior reporting period have been modified accordingly.

3.	Investment Transactions

For the period ended September 30, 2019, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $1,616,065 and $513,012 (excluding short-term securities), respectively.

4.	Management and Performance Fees, Administration Fees and Custodian Fees

The Fund has entered into an investment advisory agreement with USCA Asset Management LLC. Under the investment advisory agreement, the Fund pays the Advisor a monthly fee, which is calculated and accrued monthly (the “Advisory Fee”), at the annual rate of 0.75% of the Fund’s average monthly net assets. For the period ended September 30, 2019, the Fund incurred $206,459 in advisory fees under the agreement.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including organizational and offering expenses, but excluding interest, brokerage commissions, extraordinary expenses, and the fees of any sub-advisor to the Fund and Underlying Fund fees), to the extent that they exceed 1.75% per annum of the Fund’s average monthly net assets. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) waiver or reimbursement by the Advisor is subject to repayment by the Fund within three years from the date the Advisor waived any payment or reimbursed any expense; and (2) the reimbursement may not be made if it would cause the expense limitation to be exceeded. The expense limitation agreement will remain in effect at least until July 31, 2020, unless the Board approves its modification or termination. After July 31, 2020, the expense limitation agreement may be renewed upon the mutual agreement of the Advisor and the Board, in their sole discretion.

Fiscal Period	Amount	Amount	Amount Subject to Potential
Incurred	Waived	Recouped(1)	Recoupment	Expiration Date
March 31, 2017	—	19,147	—
March 31, 2018	—	—	—
March 31, 2019	—	—	—
September 30, 2019	—	—	—
Total	$32,044	$32,044	$—

(1)	Amount recouped was in compliance with the Expense Limitation Agreement, and did not cause the total Fund’s total operating expense ratio (excluding certain expenses, taxes and fees as set forth in the Agreement) to exceed 1.75%.

For the period ended September 30, 2019, the Advisor and the Fund engaged SKBA Capital, a registered investment advisor with the SEC under the Investment Advisers Act of 1940. Under the terms of the Sub-Advisor Agreement for SKBA Capital, the Fund pays the sub-advisor a monthly fee calculated at an annual rate equal to 0.57% of the assets managed by the Sub-Advisor. For the period ended September 30, 2019, the Fund incurred $7,731 in sub-advisory fees under the agreement.

The Fund has engaged U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, to serve as the Fund’s administrator, fund accountant, and transfer agent.

The Fund has engaged U.S. Bank, N.A. to serve as the Fund’s custodian.

5.	Trustees and Officers

The Board has overall responsibility for monitoring and overseeing the investment program of the Fund and its management and operations. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the Board of Trustees of a registered investment company organized as a corporation. The Trustees who are not employed by the Advisor are each paid by the Fund a quarterly fee of $1,250. All Trustees are reimbursed by the Fund for their reasonable out-of-pocket expenses. One of the Trustees is an employee of the Advisor and receives no compensation from the Fund for serving as a Trustee.

All of the officers of the Fund are affiliated with the Advisor. Such officers receive no compensation from the Fund for serving in their respective roles. The Board appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations.

6.	Shareholder Transactions

The Fund may from time to time repurchase shares from shareholders in accordance with written tenders by shareholders at those times, in those amounts, and on those terms and conditions as the Board may determine in its sole discretion. Each such repurchase offer will generally be limited to up to 25% of the net assets of the Fund. In determining whether the Fund should offer to repurchase shares from shareholders, the Board will consider the recommendations of the Advisor. The Advisor expects that, generally, it will recommend to the Board that the Fund offer to repurchase shares from shareholders quarterly, with such repurchases to occur on the first business day following each March 31, June 30, September 30 and December 31. Each repurchase offer will generally commence approximately 130 days prior to the applicable repurchase date.

The Fund had 51,392 shares outstanding at September 30, 2019. The Fund issued 1,359 shares through shareholder subscriptions and repurchased 1,448 shares through shareholder redemptions during the period ended September 30, 2019. The Fund issued 1,466 shares through shareholder subscriptions and repurchased 3,373 shares through shareholder redemptions during the year ended March 31, 2019.

7.	Risk Factors

Because shares may only be repurchased pursuant to tender offers at such time and on such terms as the Board may determine, in its complete and exclusive discretion, and the fact that the shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Advisor may invest the Fund’s assets in Underlying Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Fund is highly illiquid and involves a substantial degree of risk. Underlying Funds are riskier than liquid securities because the Underlying Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Underlying Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase shares from time to time, there can be no assurance such offers will be made with any regularity. The Fund invests primarily in Underlying Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Underlying Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Underlying Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, which may increase the volatility of the Fund’s NAV. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the shares. The Underlying Funds provide for periodic redemptions ranging from daily to annually with lock-up provisions which can be one year or longer.

8.	Fair Value of Financial Instruments

The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Board’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. The following section describes the valuation techniques used by the Fund to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1. These investments generally include equity securities traded on a national securities exchange, registered investment companies, certain U.S. government securities and certain money market securities. The Board does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities. When observable prices are not available for these investments, the Board uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available. The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Board may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Board’s assessment of the most representative point within the range.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments
Common Stock(a)	$2,712,562	$—	$—	$2,712,562
Investments in Registered Investment
Companies(a)	11,201,758	—	—	11,201,758
Investments in Private Investment
Companies(b)	—	—	—	38,407,364
Short Term Investment(c)	3,272,367	—	—	3,272,367
	$17,186,687	$—	$—	$55,594,051

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

(c)	Short Term Investments that are sweep investments for cash balances in the Fund at September 30, 2019.

It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

During the period ended September 30, 2019, there were no transfers between Level 1, Level 2 or Level 3.

9. Subsequent Events

The Fund has not identified any additional subsequent events requiring financial statement disclosure as of September 30, 2019, through the date the financial statements were issued.

USCA All Terrain Fund
Additional Information
September 30, 2019 (Unaudited)

Form N-Q and N-PORT

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q and Part of Form N-PORT are available without charge by visiting the SEC’s web site at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30th are available to shareholders without charge, upon request by calling the Adviser toll free at (888) 601-8722 or on the SEC’s web site at www.sec.gov.

Board of Trustees

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Adviser toll free at (888) 601-8722 or by visiting the SEC’s web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

USCA All Terrain Fund
Trustees and Officers (Unaudited)
September 30, 2019

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee
John Ferguson (Born 1945)	Trustee since 2015	Board of Managers at Salient Partners (investment adviser) (5/12 – present), Investment Committee Member at Houston Endowment (4/14 – present), Investment Committee Member at Silver Ventures (private equity firm) (9/12 – present), Non-Executive Chair Investment Committee at Ascendent Advisors (1/10 – present).	2

Robert Harvey (Born 1955)	Trustee since 2015 and Chairman since 2016	President and CEO at Greater Houston partnership (9/12 -present).	2

Paul Wigdor (Born 1968)	Trustee since 2016	Managing Partner at Overlook 4 Holdings (2/11 – present), Managing Director at Ascendant Funds (2/11 – present), Chief Compliance Officer of Qapital Invest, LLC.	2

Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee
Phil Pilibosian (Born 1968)***	President and Trustee since April 2015	Managing Director at US Capital Advisors LLC (10/13 – present), Founder, Chief Investment Officer and President of Condera Advisors, LLC (01/03 – 10/13)	2

Chris Arnold (Born 1977)	Treasurer since 2017	Managing Director & CFO at US Capital Advisors LLC (6/17 – present), Senior Director of Accounting and Finance and Fund Treasurer at Salient Partners L.P. (6/10 – 5/17), CFO at Salient Capital, L.P. (1/10 – 5/17).	n/a	n/a

Bryan Prihoda (Born 1987)	Secretary since 2015	Director at US Capital Advisors LLC (10/13 – present), Analyst at Condera Advisors, LLC (4/10 – 10/13).	n/a	n/a

Courtney Bowling (Born 1979)	Chief Compliance Officer and Anti-Money Laundering Officer since 2017	Managing Director at US Capital Advisors LLC (8/17 – present), CCO at NatAlliance Securities (5/14 – 7/17), Attorney at Texas State Securities Board (8/10 – 4/14).	n/a	n/a

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.
**	The term “Fund Complex” includes USCA Fund Trust.
***	Phil Pilibosian is an “Interested Trustee” of the Trust, as that term is defined under the 1940 Act, because of his affiliation with the Advisor.

USCA All Terrain Fund

Privacy Notice

(Unaudited)	Rev. May 2019

WHAT DOES USCA ALL TERRAIN FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
● Social Security number and wire transfer instructions
● account transactions and transaction history
● investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons USCA All Terrain Fund chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information:	Does USCA All Terrain Fund share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes – to offer our products and services to you.	YES	NO
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and records.	YES	NO
For our affiliates’ everyday business purposes – information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share
QUESTIONS?	Call 877-259-8722

USCA All Terrain Fund

Privacy Notice
(Unaudited)

What we do:
How does USCA All Terrain Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does USCA All Terrain Fund collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    Our affiliates include financial companies such as US Capital Advisors, LLC, USCA Asset Management LLC, USCA RIA LLC, USCA Securities LLC, USCA Municipal Advisors LLC and USCA Fund Trust.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● USCA All Terrain Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● USCA All Terrain Fund doesn’t jointly market.

USCA All Terrain Fund
Fund Service Providers

Trustees and Officers
Phil Pilibosian, President and Trustee
John Ferguson, Trustee
Robert Harvey, Trustee
Paul Wigdor, Trustee
Chris Arnold, Treasurer
Bryan Prihoda, Secretary
Courtney Bowling, Chief Compliance Officer and
Anti-Money Laundering Officer

Investment Adviser
USCA Asset Management LLC
4444 Westheimer Road, Suite G500, Houston, TX 77027

Sub-Advisor
SKBA Capital
44 Montgomery Street, Suite 3500, San Francisco, CA 94104

Custodian
U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 3rd Floor, Milwaukee, WI 53212

Administrator
U.S. Bancorp Fund Services, LLC
811 East Wisconsin Avenue, 8th Floor, Milwaukee, WI 53202

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700, Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830, Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 04/01/19-04/30/19	0	0	0	0
Month #2 05/01/19-05/31/19	0	0	0	0
Month #3 06/01/19-06/30/19	615	$1,069.70	615	$12,993,048
Month #4 07/01/19-07/31/19	0	0	0	0
Month #5 08/01/19-08/31/19	0	0	0	0
Month #6 09/01/19-09/30/19	764	$1,063.25	764	$13,472,768
Total	1,379	$1,066.14	$1,379	$26,465,816
*The Fund issued a tender offer on February 20, 2019.  The tender offer enabled up to $12,993,048 to be redeemed by shareholders. The tendered shares were paid out at the June 30, 2019 net asset value per share.
*The Fund issued a tender offer on May 23, 2019.  The tender offer enabled up to $13,472,768 to be redeemed by shareholders. The tendered shares were paid out at the September 30, 2019 net asset value per share.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable for semi-annual reports.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA All Terrain Fund

By (Signature and Title)  /s/ Phil Pilibosian
                                                  Phil Pilibosian, President

Date:  May 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Phil Pilibosian
                                                  Phil Pilibosian, President

Date:  May 20, 2020

By (Signature and Title)  /s/ Chris Arnold
                                                  Chris Arnold, Treasurer

Date:  May 20, 2020